WEISS, PECK & GREER FUNDS TRUST
                               One New York Plaza
                            New York, New York 10004


                                November 30, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      Weiss, Peck & Greer Funds Trust (the "Trust")
                  (FILE NOS. 33-00226; 811-4404)

Ladies and Gentlemen:

         Attached for electronic filing on behalf of the Trust pursuant to Rule 497(e) under the Securities Act of 1933 are two supplements, each dated November 30, 1998:

         (i) a supplement to the combined prospectus, dated May 1, 1998, as revised September 1, 1998, of WPG Government Money Market Fund, WPG Tax Free Money Market Fund, WPG Intermediate Municipal Bond Fund, WPG Core Bond Fund, WPG Growth and Income Fund, WPG Tudor Fund, Weiss, Peck & Greer International Fund, WPG Growth Fund, and WPG Quantitative Equity Fund (collectively, the "Funds"); and

         (ii) a supplement to the combined statement of additional information, dated May 1, 1998, as revised September 1, 1998, of the Funds.

         If you have any questions or comments concerning the enclosed, please contact Leonard A. Pierce, Esq. of Hale and Dorr LLP at (617) 526-6440 (collect).



                                                      Very truly yours,


                                                      /s/ Joseph J. Reardon
                                                      ----------------------
                                                      Joseph J. Reardon

attachment

cc:      Leonard A. Pierce, Esq.
         Ms. Therese Hogan

                                   SUPPLEMENT
                             DATED NOVEMBER 30, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1998
                         (AS REVISED SEPTEMBER 1, 1998)


                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                           WPG Growth and Income Fund
                                 WPG Tudor Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Growth Fund
                          WPG Quantitative Equity Fund

================================================================================

As of the date of this Supplement, WPG Growth Fund ("Growth Fund") has been liquidated. Shares of the Growth Fund are no longer offered to the public. All references to the Growth Fund in the Prospectus are deleted.

In addition, the address of the funds' transfer agent, First Data Investor Services Group, Inc., is replaced by the following address:

         P.O. Box 61503
         King of Prussia, PA 19406-0903

The transfer agent's address appears in the following sections of the
Prospectus:


            PROSPECTUS SECTION               PARAGRAPH

HOW TO PURCHASE SHARES  Fourth    -- "By Mail"
SHAREHOLDER SERVICES    First     -- "Shareholder Inquiries and Services
                                        Offered"
HOW TO REDEEM SHARES    First     -- untitled
MANAGEMENT OF THE FUNDS Fifteenth -- "Transfer Agent and Dividend Disbursing
                                        Agent"

                                   SUPPLEMENT
                         DATED NOVEMBER 30, 1998 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                DATED MAY 1, 1998
                         (AS REVISED SEPTEMBER 1, 1998)


                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                           WPG Growth and Income Fund
                                 WPG Tudor Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Growth Fund
                          WPG Quantitative Equity Fund

================================================================================

As of the date of this Supplement, WPG Growth Fund ("Growth Fund") has been liquidated. Shares of the Growth Fund are no longer offered to the public. All references to the Growth Fund in the SAI are deleted.

In addition, in the paragraph under the heading "TRANSFER AGENT," the address of the funds' transfer agent, First Data Investor Services Group, Inc., is replaced by the following address:

         P.O. Box 61503
         King of Prussia, PA 19406-0903